SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning of the period		$ 4,865,772
Change in fair value of warrants outstanding		(4,865,772)
End of the period
Contingent consideration		57,314
Derivative liability		$ 57,314